Statements of Changes in Stockholder's Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning Balance, Shares at Jun. 30, 2016	600,000
Beginning Balance, Amount at Jun. 30, 2016	$ 183,652	$ 61,411	$ (1,394,336)	$ 46,573	$ (1,102,700)
Imputed interest		100,175			100,175
Imputed rent		1,400			1,400
Foreign currency translation adjustment				68,370	68,370
Net Loss			(525,393)		(525,393)
Ending Balance, Shares at Jun. 30, 2017	600,000
Ending Balance, Amount at Jun. 30, 2017	$ 183,652	162,986	(1,919,729)	114,943	(1,458,148)
Imputed interest		123,898			123,898
Foreign currency translation adjustment				(97,152)	(97,152)
Net Loss			(459,704)		(459,704)
Ending Balance, Shares at Jun. 30, 2018	600,000
Ending Balance, Amount at Jun. 30, 2018	$ 183,652	$ 286,884	$ (2,379,433)	$ 17,791	$ (1,891,106)